Share-based awards - Summary of Stock Option Activity (Details) - Employee Stock Option - $ / shares			6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2020
Options Outstanding Number of Shares
Outstanding at beginning of period (in shares)			553,746
Granted (in shares)			100,299
Exercised (in shares)			(4,020)
Canceled/expired (in shares)			0
Outstanding at end of period (in shares)	650,025	553,746	650,025
Exercisable at end of period (in shares)	336,942		336,942
Weighted Average Exercise Price
Outstanding at beginning of period (USD per share)			$ 108.53
Granted (USD per share)			177.76
Exercised (USD per share)			42.24
Canceled/expired (USD per share)			0
Outstanding at end of period (USD per share)	$ 119.62	$ 108.53	119.62
Exercisable at end of period (USD per share)	92.71		92.71
Weighted Average Grant Date Fair Value
Outstanding at beginning of period (USD per share)			31.63
Granted (USD per share)			49.15	$ 42.43
Exercised (USD per share)			14.07
Canceled/expired (USD per share)			0
Outstanding at end of period (USD per share)	34.44	$ 31.63	34.44
Exercisable at end of period (USD per share)	$ 27.42		$ 27.42
Weighted Average Remaining Contractual Life
Outstanding at end of period	4 years 10 months 24 days	4 years 10 months 9 days
Exercisable at end of period	3 years 7 months 17 days